Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Segmented Information
Premises and equipment, right-of-use assets and non-insurance companies' investment property	$ 3,255.7	$ 2,883.7
Assets associated with unit-linked insurance products and other products	1,204.0	676.5
Inventories	669.1	668.2
Non-insurance revenue receivables	611.6	638.9
Accrued interest and dividends	490.8	317.2
Prepaid expenses	350.9	245.8
Call Options on Non-Controlling Interests	306.6	167.4
Income tax, sales tax and subsidies receivable	275.9	275.9
Finance lease receivables	215.2	226.8
Prepaid losses on claims	151.0	168.9
Pension surplus	96.3	144.5
Receivable for securities sold but not yet settled	37.9	11.2
Other	625.2	556.3
Current	3,128.2	2,576.3
Non-current	5,162.0	4,405.0
Other assets	8,290.2	6,981.3	$ 6,034.1
Insurance and reinsurance companies
Segmented Information
Premises and equipment, right-of-use assets and non-insurance companies' investment property	875.1	684.0
Assets associated with unit-linked insurance products and other products	1,204.0	676.5
Accrued interest and dividends	488.0	313.7
Prepaid expenses	170.5	111.0
Call Options on Non-Controlling Interests	306.6	167.4
Income tax, sales tax and subsidies receivable	60.4	71.3
Finance lease receivables	7.8	8.8
Prepaid losses on claims	151.0	168.9
Pension surplus	96.3	144.5
Receivable for securities sold but not yet settled	37.9	11.2
Other	515.1	470.7
Current	1,425.3	943.7
Non-current	2,487.4	1,884.3
Other assets	3,912.7	2,828.0
Non-insurance companies
Segmented Information
Premises and equipment, right-of-use assets and non-insurance companies' investment property	2,380.6	2,199.7
Inventories	669.1	668.2
Non-insurance revenue receivables	611.6	638.9
Accrued interest and dividends	2.8	3.5
Prepaid expenses	180.4	134.8
Income tax, sales tax and subsidies receivable	215.5	204.6
Finance lease receivables	207.4	218.0
Other	110.1	85.6
Current	1,702.9	1,632.6
Non-current	2,674.6	2,520.7
Other assets	$ 4,377.5	$ 4,153.3